UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Kevin J. McCarthy
Artisan Funds, Inc.	Bell, Boyd & Lloyd LLC
875 East Wisconsin Avenue, #800	Three First National Plaza, #3100
Milwaukee, Wisconsin 53202	Chicago, IL 60602

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/04

Date of reporting period: 12/31/04

Item 1.	Schedule of Investments.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2004 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 99.3%

AUSTRIA - 0.2%
Erste Bank der Oesterreichischen Sparkassen AG	400,400	$21,388,773

BELGIUM - 1.6%
InBev N.V.	4,514,222	175,120,152

BRAZIL - 1.2%
Companhia de Bebidas das Americas (Ambev), Preferred (ADR)	1,457,600	41,293,808
Telesp Celular Participacoes S.A., Preferred (ADR) (1)	13,653,068	92,840,862

		134,134,670

CANADA - 2.9%
Corus Entertainment, Inc., Class B	3,015,450	62,918,875
EnCana Corporation	3,484,900	198,946,009
Nortel Networks Corporation (1)	19,127,819	66,756,088

		328,620,972

CHINA - 2.3%
China Mobile (Hong Kong) Limited	61,022,000	206,868,874
Citic Pacific Limited	18,818,400	53,142,908

		260,011,782
CZECH REPUBLIC - 1.0%
Cesky Telecom, A.S.	6,856,378	113,913,214

DENMARK - 0.8%
Novo Nordisk A/S, Class B	1,563,250	85,410,229

FRANCE - 6.5%
Carrefour S.A.	1,304,719	62,141,299
France Telecom S.A.	4,550,465	150,671,914
JC Decaux S.A. (1)	7,197,284	210,136,823
LVMH Moet Hennessy Louis Vuitton S.A.	524,627	40,183,134
M6 Metropole Television	1,460,700	41,496,031
PagesJaunes S.A. (1)	4,330,398	105,066,745
Sanofi-Aventis	69,700	5,570,695
Suez S.A.	2,941,680	78,450,131
Vivendi Universal S.A. (1)	1,124,000	35,887,943

		729,604,715

GERMANY - 4.9%
Allianz AG	817,238	108,417,057
Bayerische Hypo-und Vereinsbank AG (1)	3,359,716	76,263,772
Commerzbank AG (1)	1,793,700	36,961,386
KDG Investors, L.P. (1)(2)(3)	—	—
Linde AG	2,266,716	141,912,381
Merck KGaA	462,162	31,799,158
ProSiebenSat.1 Media AG, Preferred	7,134,353	130,914,456
Schering AG	249,600	18,663,173

		544,931,383

HONG KONG - 3.5%
Cheung Kong Holdings Limited	7,498,900	75,011,190
Hang Lung Group Limited	1,566,700	3,083,936
Hang Lung Properties Limited	24,150,000	37,284,342
Henderson Land Development Company Limited	3,198,200	16,664,364
Hong Kong & China Gas Company Limited	24,395,700	50,532,089
HSBC Holdings PLC	6,827,600	116,828,232
Hutchison Whampoa Limited	2,382,400	22,298,506
Sun Hung Kai Properties Limited	7,620,400	76,226,549

		397,929,208

ITALY - 6.4%
Assicurazioni Generali S.p.A	4,418,054	149,950,807
Banca Intesa S.p.A	27,625,281	132,925,778
Enel S.p.A	14,606,527	143,543,822
Eni S.p.A.	5,141,717	128,735,119
Mediobanca S.p.A	1,060,500	17,168,078
Saipem S.p.A.	10,405,146	125,167,245
Seat Pagine Gialle S.p.A.	36,362,900	16,755,502

		714,246,351

JAPAN - 19.6%
AEON Co., Ltd.	766,800	12,796,214
The Bank of Yokohama, Ltd.	15,630,000	98,535,962
CANON, Inc.	992,200	53,546,072
Credit Saison Co., Ltd.	6,159,600	224,214,970
East Japan Railway Co.	17,672	98,302,332
The Fuji Fire and Marine Insurance Co., Ltd.	606,050	1,975,414
The Fuji Television Network, Inc.	26,571	57,565,746
Honda Motor Co., Ltd.	4,415,800	228,826,954
Japan Airlines Corp.	14,969,000	43,386,289
KEYENCE Corp.	332,350	74,468,196
Mizuho Financial Group, Inc.	31,839	160,329,111
Nikko Cordial Corp.	31,908,200	169,085,124
Nippon Broadcasting System, Inc.	194,690	9,594,852
Nomura Holdings, Inc.	5,831,000	85,015,263
Olympus Corporation	1,925,450	41,056,975
ORIX Corp.	1,374,400	186,704,870
Promise Co., Ltd.	2,281,933	163,011,121
Sankyo Co., Ltd.	67,500	3,412,218
SEGA SAMMY Holdings, Inc.	2,707,312	148,747,600
Seven-Eleven Japan Co., Ltd.	604,000	19,038,938
SMC Corp.	798,200	91,371,972
The Sumitomo Trust & Banking Co., Ltd.	15,557,500	112,502,269
Tokyo Broadcasting System, Inc.	2,165,200	35,308,375
TOKYU Corp.	14,866,400	80,374,603

		2,199,171,440

LUXEMBOURG - 0.5%
RTL Group	772,286	57,735,123

MEXICO - 2.5%
Grupo Televisa S.A. (ADR)	3,054,300	184,785,150
Wal-Mart de Mexico S.A. de C.V., Series V	29,419,200	101,081,489

		285,866,639

NETHERLANDS - 4.6%
ASML Holding N.V. (1)	9,557,746	153,428,001
ASML Holding N.V., NY Shares (1)(4)	1,394,500	22,186,495
Fortis	12,360,376	342,233,056

		517,847,552

NORWAY - 1.0%
Telenor ASA	12,702,300	115,348,666

REPUBLIC OF KOREA - 0.5%
Kookmin Bank (1)	1,564,060	61,190,524

RUSSIA - 1.7%
Gazprom (ADR)	500,274	17,759,727
LUKOIL (ADR)	975,478	119,496,055
Sibneft (ADR) (1)	1,601,898	48,457,414

		185,713,196

SINGAPORE - 2.3%
DBS Group Holdings Ltd.	10,968,734	108,182,197
Singapore Airlines Ltd.	9,031,000	63,068,733
Singapore Telecommunications Ltd.	55,724,970	81,245,668

		252,496,598

SPAIN - 7.1%
Altadis, S.A.	3,427,945	157,022,899
Banco Bilbao Vizcaya Argentaria, S.A.	7,645,686	135,620,772
Banco Santander Central Hispano, S.A.	7,145,800	88,679,019
Industria de Diseno Textil, S.A.	2,646,813	78,069,651
Promotora de Informaciones, S.A.	7,992,123	169,684,601
Telefonica, S.A.	8,661,080	163,167,825

		792,244,767

SWEDEN - 3.0%
Hennes & Mauritz AB, Class B	385,350	13,424,102
Telefonaktiebolaget LM Ericsson, Class B (1)	62,726,100	200,107,340
Telefonaktiebolaget LM Ericsson (ADR) (1)	3,795,000	119,504,550

		333,035,992

SWITZERLAND - 11.5%
Clariant AG (5)	12,264,533	197,919,427
Credit Suisse Group	5,336,231	224,317,863
Julius Baer Holding, Ltd., Class B	261,656	78,754,521
Nestle S.A.	909,861	238,047,355
Roche Holding AG	1,357,956	156,324,369
Serono S.A.	75,439	49,691,154
UBS AG	4,104,531	344,179,959

		1,289,234,648

TAIWAN - 1.0%
Chunghwa Telecom Co., Ltd. (ADR)	5,101,200	107,380,260

THAILAND - 0.1%
Advanced Info Service PLC (2)	5,588,500	15,967,143

UNITED KINGDOM - 12.6%
Allied Domecq PLC	5,865,573	57,770,590
AstraZeneca PLC	297,300	10,782,162
British Sky Broadcasting Group PLC	21,184,692	228,579,598
Carnival PLC	557,197	33,997,083
Compass Group PLC	18,896,576	89,338,437
ITV PLC	122,341,080	247,214,197
Kingfisher PLC	49,560,110	294,728,796
Pearson PLC	6,429,200	77,578,470
Rio Tinto PLC	387,500	11,404,936
Tesco PLC	47,454,568	293,140,331
William Morrison Supermarkets PLC	18,442,276	73,293,229

		1,417,827,829

Total common and preferred stocks (Cost $8,649,115,378)		11,136,371,826

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.9%
Repurchase agreement with State Street Bank and Trust Company, 2.00%, dated 12/31/04, due 1/3/05, maturity value $96,774,126, collateralized by $98,693,719 market value Federal National Mortgage Association Note, 3.375%, due 5/15/07 (Cost $96,758,000)	$96,758,000	96,758,000

Total investments - 100.2% (Cost $8,745,873,378)		11,233,129,826

Other assets less liabilities - (0.2%)		(17,575,903)

Total net assets - 100.0% (6)		$11,215,553,923

Artisan International Fund

Portfolio Diversification - December 31, 2004 (Unaudited)

Sector	Value	Percentage
Financials	$3,452,706,276	30.8%
Consumer Discretionary	2,601,950,463	23.2
Consumer Staples	1,230,746,303	11.0
Energy	620,801,842	5.5
Telecommunication Services	1,047,404,427	9.3
Information Technology	689,996,742	6.2
Materials	351,236,744	3.1
Industrials	451,945,344	4.0
Healthcare	399,297,915	3.6
Utilities	290,285,770	2.6

Total common and preferred stocks	11,136,371,826	99.3

Total short-term investments	96,758,000	0.9

Total investments	11,233,129,826	100.2

Other assets less liabilities	(17,575,903)	(0.2)

Total net assets (6)	$11,215,553,923	100.0%

Notes to International Fund Schedule of Investments and Portfolio Diversification

(1)	Non-income producing security.

(2)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds were $15,967,143 or 0.1% of total net assets.

(3)	Private investment partnership which is restricted as to resale. Total investment cost of $10 million, made through capital contributions on 3/6/00, 7/10/00, and 5/15/01. Value at December 31, 2004 represents 0.0% of total net assets.

(4)	Principally traded in the United States.

(5)	Affiliated company as defined by the Investment Company Act of 1940. See Note (E) in Notes to Form N-Q below.

(6)	Percentages for the various classifications relate to total net assets.

(ADR)	American Depository Receipt

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2004 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 97.7%

AUSTRALIA - 3.4%
APN News & Media Limited	1,438,649	$5,807,948
John Fairfax Holdings Limited	4,308,548	15,367,491

		21,175,439

AUSTRIA - 2.2%
Wienerberger AG	290,425	13,875,817

BELGIUM - 1.4%
Colruyt N.V.	54,160	8,804,589
Colruyt N.V., Rights (1)	73,410	106,767

		8,911,356

BRAZIL - 3.3%
Diagnosticos da America - 144A (ADR) (1)(2)	79,100	2,135,700
Natura Cosmeticos S.A.	343,800	10,031,815
Telesp Celular Participacoes S.A., Preferred (ADR) (1)	1,229,143	8,358,172

		20,525,687

CANADA - 2.9%
Corus Entertainment, Inc., Class B	406,600	8,483,913
Precision Drilling Corporation (1)	149,400	9,416,757

		17,900,670

CHINA - 1.0%
Beijing Capital International Airport Company Limited	14,456,600	6,137,736

COLOMBIA - 0.9%
Bancolombia S.A., Preferred (ADR)	417,900	5,900,748

FINLAND - 0.5%
Metso Oyj	188,600	2,989,093

FRANCE - 10.0%
Clarins S.A.	99,069	5,830,757
Eramet SLN	92,825	8,352,610
Euler Hermes S.A.	87,500	6,029,971
Ipsos	68,412	7,160,152
JC Decaux S.A. (1)	328,958	9,604,483
Nexity (1)	457,400	16,400,995
Remy Cointreau S.A.	212,603	8,611,621

		61,990,589

GERMANY - 3.6%
Grenkeleasing AG	89,736	4,250,781
Stada Arzneimittel AG	664,614	17,968,156

		22,218,937

HONG KONG - 4.3%
Aeon Stores (Hong Kong) Co. Limited	737,100	801,330
China Power International Development Limited (1)	1,586,800	581,829
China Resources Power Holdings Company Limited	4,764,850	2,590,026
Hong Kong Exchanges & Clearing Limited	1,886,000	5,059,130
Midland Realty Holdings Limited	10,711,100	6,063,381
Panva Gas Holdings Limited (1)	25,783,800	11,527,359

		26,623,055

INDIA - 0.9%
Sify Limited (ADR) (1)	888,856	5,297,582

ITALY - 3.4%
Gruppo Editoriale L’Espresso S.p.A.	2,141,100	12,921,685
Immsi S.p.A	362,900	813,898
RCS MediaGroup S.p.A.	1,299,200	7,593,530

		21,329,113

JAPAN - 6.6%
Creed Corporation	2,726	5,160,964
Creed Corporation - When Issued (1)(2)	2,726	5,160,964
Ito En, Ltd.	22,100	1,147,380
Komeri Company, Ltd.	482,100	13,126,369
NTT Urban Development Corporation	276	1,209,369
Park24 Company, Ltd.	390,800	7,017,390
Toho Company, Ltd.	510,800	8,070,510

		40,892,946

MALAYSIA - 1.1%
AMMB Holdings Berhad	7,660,540	6,571,937

MOROCCO - 0.6%
Maroc Telecom - 144A (1)	349,300	3,992,950

NETHERLANDS - 0.5%
Buhrmann NV	295,700	2,873,800

NORWAY - 2.1%
Petroleum Geo-Services ASA (1)	75,420	4,713,244
Smedvig ASA, B Shares	598,800	8,131,773

		12,845,017

PANAMA - 4.9%
Banco Latinoamericano de Exportaciones, S.A., E Shares (3)	1,541,014	30,727,819

PORTUGAL - 4.1%
CIMPOR-Cimentos de Portugal, S.G.P.S., S.A.	951,674	5,368,285
Impresa, S.G.P.S., S.A. (1)	1,094,784	8,630,892
Sonae, S.G.P.S., S.A.	7,961,600	11,579,329

		25,578,506

REPUBLIC OF KOREA - 4.0%
Fine Tec Corporation (4)	1,201,124	6,068,275
Gwangju Shinsegae Company, Ltd.	21,080	753,439
Hanil Cement Company, Ltd.	107,405	6,225,174
Kangwon Land, Inc.	827,226	10,747,865
Shinsegae Food System Company, Ltd.	47,284	1,342,880

		25,137,633

RUSSIA - 4.5%
AO VimpelCom (ADR) (1)	465,900	16,837,626
Mechel Steel Group OAO (ADR) (1)	223,400	4,992,990
Uralsvyazinform (ADR) (2)	882,800	6,409,128

		28,239,744

SINGAPORE - 3.0%
Fraser & Neave Limited	1,865,320	18,625,776

SPAIN - 2.3%
Fadesa Inmobiliaria, S.A. (1)	225,033	4,358,734
Gestevision Telecinco, S.A. (1)	479,200	9,887,530

		14,246,264

SWEDEN - 3.6%
Elekta AB, B shares (1)	479,024	13,803,999
JM AB	287,100	8,273,339

		22,077,338

SWITZERLAND - 12.2%
Bank Sarasin & Cie AG, B Shares	6,351	10,611,995
Bobst Group AG	255,629	10,565,969
Logitech International S.A. (1)	150,434	9,194,585
Schindler Holding AG, Participation Certificates	34,661	13,747,349
Straumann AG	44,448	9,224,983
Sulzer AG	39,559	15,733,496
Synthes, Inc. (1)	60,855	6,823,509

		75,901,886

THAILAND - 3.9%
Bangkok Bank Public Company Limited	1,816,500	5,330,270
Land and Houses Public Company Limited - Foreign Shares	18,206,600	5,295,613
Land and Houses Public Company Limited - Local Shares	18,422,500	4,789,376
National Finance Public Company Limited	25,838,600	8,978,664

		24,393,923

UNITED KINGDOM - 6.5%
Cambridge Antibody Technology Group PLC (1)	529,550	7,345,541
Findexa Ltd.	1,756,900	6,845,837
GWR Group PLC	1,056,987	5,200,110
Intertek Group PLC	938,500	12,702,886
SMG PLC	4,194,476	8,596,558

		40,690,932

Total common and preferred stocks (Cost $424,648,750)		607,672,293

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.0%
Repurchase agreement with State Street Bank and Trust Company, 2.00%, dated 12/31/04, due 1/3/05, maturity value $12,116,019, collateralized by $12,361,181 market value Federal National Mortgage Association Note, 3.375%, due 5/15/07 (Cost $12,114,000)	$12,114,000	12,114,000

Total investments - 99.7% (Cost $436,762,750)		619,786,293

Other assets less liabilities - 0.3%		1,941,394

Total net assets - 100.0% (5)		$621,727,687

Artisan International Small Cap Fund

Portfolio Diversification - December 31, 2004 (Unaudited)

Sector	Value	Percentage
Consumer Discretionary	$162,316,704	26.1%
Consumer Staples	54,501,584	8.8
Energy	22,261,774	3.6
Financials	118,270,887	19.0
Healthcare	57,301,889	9.2
Industrials	97,222,865	15.6
Information Technology	20,560,442	3.3
Materials	24,939,059	4.0
Telecommunication Services	35,597,876	5.7
Utilities	14,699,213	2.4

Total common and preferred stocks	607,672,293	97.7

Total short-term investments	12,114,000	2.0

Total investments	619,786,293	99.7

Other assets less liabilities	1,941,394	0.3

Total net assets (5)	$621,727,687	100.0%

Notes to International Small Cap Fund Schedule of Investments and Portfolio Diversification

(1)	Non-income producing security.

(2)	Valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds. In total, securities valued at a fair value in accordance with procedures established by the Board of Directors of Artisan Funds were $13,705,792 or 2.2% of total net assets.

(3)	Principally traded in the United States.

(4)	Affiliated company as defined by the Investment Company Act of 1940. See Note (E) in Notes to Form N-Q below.

(5)	Percentages for the various classifications relate to total net assets.

(ADR)	American Depository Receipt

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2004 (Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 93.0%

AUSTRALIA - 3.0%
Rinker Group, Ltd.	680,400	$5,680,343
Rinker Group, Ltd. (ADR)	11,790	979,395
Zinifex Ltd. (1)	3,974,618	7,290,745

		13,950,483

FRANCE - 6.4%
Euronext N.V.	580,263	17,722,590
Vivendi Universal S.A. (1)	369,860	11,809,177

		29,531,767

GERMANY - 8.7%
Heidelberger Druckmaschinen AG	427,480	14,526,302
Henkel KGaA	137,453	11,376,258
Pfeiffer Vacuum Technology AG	320,930	14,395,392

		40,297,952

HONG KONG - 2.8%
Asia Satellite Telecommunications Holdings, Ltd.	2,109,500	4,003,130
Guoco Group, Ltd.	916,000	8,956,476

		12,959,606

ITALY - 4.1%
Caltagirone Editore S.p.A.	579,254	5,629,558
Cementir S.p.A.	2,537,326	13,416,064

		19,045,622

JAPAN - 8.4%
Ichiyoshi Securities Co., Ltd.	456,000	4,240,929
Meitec Corporation	497,400	18,542,676
NIPPONKOA Insurance Company, Ltd.	662,000	4,502,918
Olympus Corporation	545,000	11,621,206

		38,907,729

MEXICO - 1.0%
Grupo Aeroportuario del Sureste S.A. de C.V. (ADR)	159,390	4,359,317

NETHERLANDS - 7.2%
Hunter Douglas N.V.	215,909	11,518,864
Koninklijke Numico N.V. (1)	124,200	4,478,763
Wolters Kluwer N.V.	851,945	17,103,748

		33,101,375

NEW ZEALAND - 0.9%
Telecom Corporation of New Zealand, Ltd.	941,102	4,180,512

REPUBLIC OF KOREA - 3.5%
Lotte Chilsung Beverage Co., Ltd.	6,510	6,037,094
Lotte Chilsung Beverage Co., Ltd., Preferred	580	280,139
Lotte Confectionary Co., Ltd.	6,485	4,967,741
Samchully Co., Ltd.	73,720	4,621,743

		15,906,717

SWITZERLAND - 12.9%
Clariant AG (2)	974,480	15,725,713
Givaudan S.A.	17,298	11,394,074
Pargesa Holding AG	3,193	11,232,082
PubliGroupe S.A.	18,747	5,745,607
Tamedia AG (1)	49,060	4,530,208
Zehnder Group AG	7,980	10,877,671

		59,505,355

UNITED KINGDOM - 30.8%
Admiral Group PLC (1)	792,600	4,907,528
Benfield Group PLC	2,828,900	16,022,069
Brit Insurance Holdings PLC	11,296,450	17,079,358
Carpetright PLC	189,750	4,153,035
Countrywide PLC	2,642,114	16,485,947
Diageo PLC	1,581,326	22,557,409
MFI Furniture Group PLC	5,005,772	11,917,132
Rotork PLC	503,600	3,997,976
Signet Group PLC	7,714,350	16,291,873
Unilever PLC (ADR)	410,225	16,212,092
Vodafone Group PLC (ADR)	441,750	12,095,115

		141,719,534

UNITED STATES - 3.3%
Arch Capital Group Ltd. (1)(3)	290,878	11,256,979
Willis Group Holdings Limited (3)	90,500	3,725,885

		14,982,864

Total common and preferred stocks (Cost $368,482,776)		428,448,833

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.8%
Repurchase agreement with State Street Bank and Trust Company, 2.00%, dated 12/31/04, due 1/3/05, maturity value $54,411,067, collateralized by $55,492,319 market value Federal National Mortgage Association Note, 3.375%, due 5/15/07 (Cost $54,402,000)	$54,402,000	54,402,000

Total investments - 104.8% (Cost $422,884,776)		482,850,833

Other assets less liabilities - (4.8%)		(21,991,885)

Total net assets - 100.0% (4)		$460,858,948

ARTISAN INTERNATIONAL VALUE FUND

Portfolio Diversification - December 31, 2004 (Unaudited)

Sector	Value	Percentage
Consumer Discretionary	$88,699,203	19.3%
Consumer Staples	65,909,496	14.3
Energy	—	—
Financials	116,132,761	25.2
Healthcare	11,621,206	2.5
Industrials	66,699,334	14.5
Information Technology	—	—
Materials	54,486,334	11.8
Telecommunication Services	20,278,756	4.4
Utilities	4,621,743	1.0

Total common and preferred stocks	428,448,833	93.0

Total short-term investments	54,402,000	11.8

Total investments	482,850,833	104.8

Other assets less liabilities	(21,991,885)	(4.8)

Total net assets (4)	$460,858,948	100.0%

Notes to International Value Fund Schedule of Investments and Portfolio Diversification

(1)	Non-income producing security.

(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (E) in Notes to Form N-Q below.

(3)	Principally traded in the United States.

(4)	Percentages for the various classifications relate to total net assets.

(ADR)	American Depository Receipt

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2004 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 98.1%

AUTO & TRANSPORTATION - 2.6%
Air Transport - 1.3%
Expeditors International of Washington, Inc.	956,000	$53,421,280
FedEx Corporation	257,500	25,361,175

		78,782,455
Auto Trucks & Parts - 1.3%
Oshkosh Truck Corporation	410,000	28,035,800
PACCAR Inc.	606,400	48,803,072

		76,838,872
CONSUMER DISCRETIONARY - 24.1%
Advertising Agencies - 1.3%
Lamar Advertising Company (1)	1,751,100	74,912,058

Cable Television Services - 1.3%
EchoStar Communications Corporation	2,287,500	76,036,500

Casinos & Gambling - 0.1%
Las Vegas Sands Corp. (1)	133,500	6,408,000

Consumer Electronics - 2.0%
VeriSign, Inc. (1)	1,430,500	47,950,360
Yahoo! Inc. (1)	1,917,200	72,240,096

		120,190,456
Education Services - 0.9%
Corinthian Colleges, Inc. (1)	2,909,000	54,820,105

Entertainment - 0.1%
DreamWorks Animation SKG, Inc. (1)	132,900	4,985,079

Leisure Time - 1.3%
Royal Caribbean Cruises Ltd.	1,420,301	77,321,187

Publishing: Miscellaneous - 0.5%
Dex Media, Inc.	1,269,100	31,676,736

Radio & TV Broadcasters - 1.2%
Entercom Communications Corp. (1)	728,300	26,138,687
Univision Communications Inc. (1)	1,591,400	46,580,278

		72,718,965
Restaurants - 1.6%
Starbucks Corporation (1)	509,200	31,753,712
YUM! Brands, Inc.	1,327,900	62,650,322

		94,404,034

Retail - 10.4%
Amazon.com, Inc. (1)	1,126,500	49,892,685
American Eagle Outfitters, Inc.	643,400	30,304,140
Bed Bath & Beyond Inc. (1)	740,200	29,482,166
Best Buy Co., Inc.	251,800	14,961,956
CarMax, Inc. (1)	1,449,500	45,006,975
CDW Corporation	670,700	44,500,945
Chico’s FAS, Inc. (1)	1,352,734	61,589,979
Costco Wholesale Corporation	1,122,100	54,320,861
Dollar General Corporation	732,300	15,209,871
Fisher Scientific International Inc. (1)	1,087,200	67,819,536
Kohl’s Corporation (1)	1,233,700	60,661,029
Nordstrom, Inc.	794,400	37,122,312
Ross Stores, Inc.	1,441,000	41,601,670
Staples, Inc.	1,998,000	67,352,580

		619,826,705
Services: Commercial - 3.4%
Getty Images, Inc. (1)	976,300	67,218,255
Hewitt Associates, Inc. (1)	1,874,100	59,989,941
Iron Mountain Incorporated (1)	999,400	30,471,706
Robert Half International Inc.	1,506,205	44,327,613

		202,007,515
CONSUMER STAPLES - 2.6%
Beverage: Brewers (Wineries) - 1.6%
Constellation Brands, Inc. (1)	2,073,500	96,438,485
Beverage: Soft Drinks - 0.5%
Cott Corporation (1)	1,194,500	29,539,985
Drug & Grocery Store Chains - 0.5%
Whole Foods Market, Inc.	321,600	30,664,560
FINANCIAL SERVICES - 11.8%
Banks: Outside New York City - 1.3%
Doral Financial Corporation	403,200	19,857,600
North Fork Bancorporation, Inc.	977,100	28,189,335
Northern Trust Corporation	588,100	28,569,898

		76,616,833
Diversified Financial Services - 1.4%
CIT Group Inc.	1,814,300	83,131,226
Finance: Small Loan - 0.2%
The First Marblehead Corporation (1)	207,200	11,655,000
Financial Data Processing Services & Systems - 1.7%
CheckFree Corporation (1)	970,000	36,937,600
Paychex, Inc.	1,877,000	63,968,160

		100,905,760
Financial: Miscellaneous - 3.6%
CapitalSource Inc. (1)	2,522,600	64,755,142
MGIC Investment Corporation	866,300	59,696,733
Willis Group Holdings Limited	2,163,600	89,075,412

		213,527,287
Insurance: Property-Casualty - 0.7%
RenaissanceRe Holdings Ltd.	835,700	43,523,256
Rental & Leasing Services: Commercial - 0.7%
GATX Corporation	1,389,500	41,073,620
Savings & Loans - 0.7%
Golden West Financial Corporation	705,400	43,325,668

Securities Brokerage & Services - 1.5%
Ameritrade Holding Corporation (1)	2,826,300	40,189,986
The Bear Stearns Companies Inc.	435,700	44,576,467
Knight Trading Group, Inc. (1)	600,300	6,573,285

		91,339,738

HEALTHCARE - 14.6%
Biotechnology Research & Production - 2.4%
Genzyme Corporation (1)	514,500	29,877,015
Invitrogen Corporation (1)	1,127,900	75,715,927
Millennium Pharmaceuticals, Inc. (1)	2,932,600	35,543,112

		141,136,054

Drugs & Pharmaceuticals - 3.4%
Allergan, Inc.	1,157,100	93,806,097
Barr Pharmaceuticals, Inc. (1)	1,234,200	56,205,468
Eyetech Pharmaceuticals, Inc. (1)	213,500	9,714,250
MedImmune, Inc. (1)	1,549,900	42,017,789

		201,743,604

Electronics: Medical Systems - 1.4%
Varian Medical Systems, Inc. (1)	1,966,100	85,014,164

Health Care Management Services - 3.7%
Aetna Inc.	463,800	57,859,050
Caremark Rx, Inc. (1)	2,457,300	96,891,339
Cerner Corporation (1)	1,173,500	62,394,995

		217,145,384

Health Care Services - 1.2%
Lincare Holdings Inc. (1)	937,800	39,997,170
Stericycle, Inc. (1)	697,400	32,045,530

		72,042,700

Medical & Dental Instruments & Supplies - 2.0%
Boston Scientific Corporation (1)	1,418,800	50,438,340
Zimmer Holdings, Inc. (1)	890,200	71,322,824

		121,761,164

Medical Services - 0.5%
Coventry Health Care, Inc. (1)	554,100	29,411,628

MATERIALS & PROCESSING - 7.2%
Chemicals - 2.6%
Air Products and Chemicals, Inc.	1,335,900	77,442,123
Ecolab Inc.	2,132,800	74,925,264

		152,367,387

Containers & Packaging: Paper & Plastic - 0.8%
Smurfit-Stone Container Corporation (1)	2,383,700	44,527,516

Copper - 0.3%
Freeport-McMoRan Copper & Gold Inc.	524,100	20,036,343

Diversified Materials & Processing - 1.1%
American Standard Companies Inc. (1)	1,568,800	64,822,816

Metal Fabricating - 1.2%
Precision Castparts Corp.	1,046,900	68,760,392

Real Estate - 1.2%
The St. Joe Company	1,112,900	71,448,180

OTHER - 3.4%
Multi-Sector Companies - 3.4%
Brunswick Corporation	645,700	31,962,150
Eaton Corporation	739,700	53,524,692
ITT Industries, Inc.	1,058,600	89,398,770
Textron Inc.	407,700	30,088,260

		204,973,872

OTHER ENERGY - 4.6%
Coal - 0.4%
Peabody Energy Corporation	307,400	24,871,734

Machinery: Oil Well Equipment & Services - 3.2%
Noble Corporation (1)	869,200	43,234,008
Smith International, Inc. (1)	1,357,400	73,856,134
Weatherford International Ltd. (1)	1,473,700	75,600,810

		192,690,952

Oil: Crude Producers - 1.0%
Devon Energy Corporation	1,069,900	41,640,508
EOG Resources, Inc.	213,300	15,221,088

		56,861,596

PRODUCER DURABLES - 8.4%
Diversified Production - 1.5%
Danaher Corporation	1,296,000	74,403,360
Pentair, Inc.	331,300	14,431,428

		88,834,788

Electrical Equipment & Components - 1.0%
Molex Incorporated	1,969,500	59,085,000

Electronics: Instruments Gauges & Meters - 0.8%
Thermo Electron Corporation (1)	1,476,100	44,563,459

Homebuilding - 0.5%
D.R. Horton, Inc.	784,700	31,631,257

Machinery: Industrial/Specialty - 0.5%
Joy Global Inc.	750,373	32,588,699

Office Furniture & Business Equipment - 2.3%
Diebold, Incorporated	1,694,200	94,417,766
Lexmark International, Inc. (1)	490,600	41,701,000

		136,118,766

Production Technology Equipment - 1.0%
Lam Research Corporation (1)	2,142,800	61,948,348

Telecommunications Equipment - 0.8%
Andrew Corporation (1)	3,416,700	46,569,621

TECHNOLOGY - 17.3%
Communications Technology - 6.3%
Avaya Inc. (1)	3,627,700	62,396,440
Avocent Corporation (1)	1,013,100	41,050,812
Corning Incorporated (1)	4,061,400	47,802,678
Juniper Networks, Inc. (1)	1,695,800	46,108,802
NCR Corporation (1)	500,400	34,642,692
Scientific-Atlanta, Inc.	1,569,000	51,792,690
Symbol Technologies, Inc.	2,866,900	49,597,370
TIBCO Software Inc. (1)	3,219,400	42,946,796

		376,338,280

Computer Services Software & Systems - 5.0%
Adobe Systems Incorporated	1,069,000	67,069,060
ATI Technologies Inc. (1)	1,496,700	29,021,013
Cognos Incorporated (1)	674,500	29,718,470
Macromedia, Inc. (1)	1,662,800	51,746,336
Mercury Interactive Corporation (1)	607,400	27,667,070
Novell, Inc. (1)	6,038,600	40,760,550
Seagate Technology (1)	3,088,500	53,338,395

		299,320,894

Computer Technology - 0.7%
Network Appliance, Inc. (1)	1,148,400	38,149,848

Electronics: Semi-Conductors/Components - 5.3%
Altera Corporation (1)	1,397,600	28,930,320
Broadcom Corporation (1)	2,423,400	78,227,352
Jabil Circuit, Inc. (1)	2,844,500	72,762,310
Linear Technology Corporation	1,147,800	44,488,728
National Semiconductor Corporation	3,121,700	56,034,515
Xilinx, Inc.	1,197,300	35,499,945

		315,943,170
UTILITIES - 1.5%
Utilities: Telecommunications - 1.0%
Nextel Partners, Inc., Class A (1)	757,000	14,791,780
Western Wireless Corporation (1)	1,563,500	45,810,550

		60,602,330

Utilities: Water - 0.5%
Nalco Holding Company (1)	1,434,400	27,999,488

Total common stocks (Cost $4,609,235,733)		5,841,979,519

	Par Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.4%
Repurchase agreement with State Street Bank and Trust Company, 2.00%, dated 12/31/04, due 1/3/05, maturity value $140,432,402, collateralized by $143,220,069 market value Federal National Mortgage Association Note, 3.375%, due 5/15/07 (Cost $140,409,000)	$140,409,000	140,409,000

Total investments - 100.5% (Cost $4,749,644,733)		5,982,388,519

Other assets less liabilities - (0.5%)		(30,409,620)

Total net assets - 100.0%(2)		$5,951,978,899

Notes to Mid Cap Fund Schedule of Investments

(1)	Non-income producing security.

(2)	Percentages for the various classifications relate to total net assets.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2004 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 93.9%
AUTO & TRANSPORTATION - 2.5%
Auto Parts: Original Equipment - 0.2%
BorgWarner Inc.	26,300	$1,424,671

Transportation: Miscellaneous - 2.3%
Tidewater Inc.	477,100	16,989,531

CONSUMER DISCRETIONARY - 23.6%
Household Furnishings - 3.7%
Furniture Brands International, Inc.	1,071,900	26,851,095

Rental & Leasing Services: Consumer - 2.1%
Rent-A-Center, Inc. (1)	564,800	14,967,200

Restaurants - 1.6%
Darden Restaurants, Inc.	421,600	11,695,184

Retail - 4.7%
AutoZone, Inc. (1)	188,000	17,166,280
Claire’s Stores, Inc.	37,600	799,000
Zale Corporation (1)	535,700	16,001,359

		33,966,639
Services: Commercial - 2.6%
Convergys Corporation (1)	828,700	12,422,213
Republic Services, Inc.	188,700	6,328,998

		18,751,211
Shoes - 2.4%
Reebok International Ltd.	399,300	17,569,200

Textiles: Apparel Manufacturers - 3.2%
Liz Claiborne Inc.	253,800	10,712,898
Polo Ralph Lauren Corporation	283,100	12,060,060

		22,772,958
Toys - 3.3%
Hasbro, Inc.	631,300	12,234,594
Marvel Enterprises, Inc. (1)	559,800	11,464,704

		23,699,298
FINANCIAL SERVICES - 30.4%
Finance: Small Loan - 4.9%
The Student Loan Corporation	194,000	35,696,000

Financial Data Processing Services & Systems - 3.8%
Deluxe Corporation	421,500	15,734,595
SunGard Data Systems Inc. (1)	403,800	11,439,654

		27,174,249
Insurance: Multi-Line - 6.5%
Alleghany Corporation (1)	58,208	16,603,832
CNA Financial Corporation (1)	347,400	9,279,054
Old Republic International Corporation	822,550	20,810,515

		46,693,401
Insurance: Property-Casualty - 6.9%
Arch Capital Group Ltd. (1)	306,600	11,865,420
PartnerRe Ltd.	179,700	11,130,618
White Mountains Insurance Group, Ltd.	42,300	27,325,800

		50,321,838
Savings & Loan - 2.1%
Washington Federal, Inc.	574,160	15,238,206

Securities Brokerage & Services - 6.2%
Countrywide Financial Corporation	599,500	22,187,495
Nuveen Investments, Inc.	571,800	22,568,946

		44,756,441
HEALTHCARE - 5.1%
Drugs & Pharmaceuticals - 1.5%
King Pharmaceuticals, Inc. (1)	859,300	10,655,320

Health Care Facilities - 0.4%
Pharmaceutical Product Development, Inc. (1)	67,300	2,778,817

Health Care Management Services - 1.1%
Universal Health Services, Inc., Class B	187,000	8,321,500

Health Care Services - 2.1%
Medco Health Solutions, Inc. (1)	373,800	15,550,080

MATERIALS & PROCESSING - 5.6%
Building: Cement - 1.6%
Lafarge North America Inc.	231,400	11,875,448

Engineering & Contracting Services - 1.8%
Jacobs Engineering Group Inc. (1)	272,300	13,013,217

Paints & Coatings - 2.2%
The Sherwin-Williams Company	355,100	15,848,113

OTHER ENERGY - 16.6%
Oil: Crude Producers - 16.6%
Apache Corporation	565,346	28,589,547
EOG Resources, Inc.	466,600	33,296,576
Newfield Exploration Company (1)	274,600	16,215,130
Pioneer Natural Resources Company	476,504	16,725,291
XTO Energy Inc.	737,307	26,085,922

		120,912,466

TECHNOLOGY - 8.5%
Computer Services Software & Systems - 4.9%
BearingPoint, Inc. (1)	1,402,100	11,258,863
BMC Software, Inc. (1)	610,700	11,359,020
Siebel Systems, Inc. (1)	1,219,900	12,808,950

		35,426,833
Computer Technology - 1.2%
Synopsys, Inc. (1)	442,500	8,681,850

Electronics: Semi-Conductors/Components - 2.4%
Avnet, Inc. (1)	595,900	10,869,216
National Semiconductor Corporation	364,100	6,535,595

		17,404,811

UTILITIES - 1.6%
Utilities: Electrical - 1.6%
Westar Energy, Inc.	524,600	11,997,602

Total common stocks (Cost $601,186,990)		681,033,179

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with State Street Bank and Trust Company, 2.00%, dated 12/31/04, due 1/3/05, maturity value $44,052,341, collateralized by $44,927,850 market value Federal National Mortgage Association Note, 3.375%, due 5/15/07 (Cost $44,045,000)	$44,045,000	44,045,000

Total investments - 100.0% (Cost $645,231,990)		725,078,179

Other assets less liabilities - (0.0%) (2)		(111,392)

Total net assets - 100.0% (3)		$724,966,787

Notes to Mid Cap Value Fund Schedule of Investments

(1)	Non-income producing security.

(2)	Represents less than 0.1% of total net assets.

(3)	Percentages for the various classifications relate to total net assets.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2004 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.0%

AUTO & TRANSPORTATION - 3.6%
Air Transport - 1.2%
AirTran Holdings, Inc. (1)	471,200	$5,041,840

Auto Parts: After Market - 0.9%
Keystone Automotive Industries, Inc. (1)	176,200	4,096,650

Transportation: Miscellaneous - 1.5%
Pacer International, Inc. (1)	313,000	6,654,380

CONSUMER DISCRETIONARY - 23.2%
Consumer Electronics - 1.4%
FindWhat.com (1)	345,300	6,122,169

Consumer Products - 1.5%
RC2 Corporation (1)	207,200	6,754,720

Education Services - 0.8%
Universal Technical Institute, Inc. (1)	93,500	3,564,220

Leisure Time - 0.4%
Steinway Musical Instruments, Inc. (1)	65,800	1,904,252

Radio & TV Broadcasters - 0.5%
Spanish Broadcasting System, Inc. (1)	202,100	2,134,176

Restaurants - 1.5%
RARE Hospitality International, Inc. (1)	202,250	6,443,685

Retail - 6.5%
Central Garden & Pet Company (1)	160,100	6,682,574
Coldwater Creek Inc. (1)	94,250	2,909,497
Cost Plus, Inc. (1)	160,600	5,160,078
Hibbett Sporting Goods, Inc. (1)	161,800	4,305,498
Rush Enterprises, Inc. (1)	226,000	3,667,980
School Specialty, Inc. (1)	158,400	6,107,904

		28,833,531

Services: Commercial - 7.3%
The Advisory Board Company (1)	154,800	5,709,024
Autobytel Inc. (1)	111,000	670,440
Charles River Associates Incorporated (1)	121,000	5,659,170
Harris Interactive Inc. (1)	615,500	4,862,450
Hudson Highland Group, Inc. (1)	129,200	3,720,960
Jackson Hewitt Tax Service Inc.	274,700	6,936,175
Waste Connections, Inc. (1)	139,250	4,769,313

		32,327,532

Textiles: Apparel Manufacturers - 1.2%
Carter’s, Inc. (1)	158,400	5,384,016

Wholesalers - 2.1%
Interline Brands, Inc. (1)	221,900	3,903,221
LKQ Corporation (1)	254,700	5,111,829

		9,015,050

FINANCIAL SERVICES - 14.8%
Banks: Outside New York City - 3.3%
Alabama National BanCorporation	76,700	4,947,150
Main Street Banks, Inc.	107,600	3,758,468
Texas Capital Bancshares, Inc. (1)	268,600	5,807,132

		14,512,750

Finance: Small Loan - 1.3%
The First Marblehead Corporation (1)	98,200	5,523,750

Financial Data Processing Services & Systems - 1.6%
TNS Inc. (1)	329,600	7,201,760

Insurance: Multi-Line - 0.5%
HealthExtras, Inc. (1)	143,700	2,342,310

Insurance: Property-Casualty - 2.9%
Ohio Casualty Corporation (1)	261,000	6,057,810
Platinum Underwriters Holdings, Ltd.	219,700	6,832,670

		12,890,480

Real Estate Investment Trusts (REIT) - 2.3%
La Quinta Corporation (1)	515,400	4,684,986
Strategic Hotel Capital, Inc.	324,400	5,352,600

		10,037,586

Savings & Loans - 2.9%
Bank Mutual Corporation	521,800	6,350,306
BankAtlantic Bancorp, Inc.	320,300	6,373,970

		12,724,276

HEALTHCARE - 11.4%
Drugs & Pharmaceuticals - 2.8%
Impax Laboratories, Inc. (1)	413,400	6,564,792
SFBC International, Inc. (1)	149,700	5,913,150

		12,477,942

Health Care Facilities - 1.4%
United Surgical Partners International, Inc. (1)	142,200	5,929,740

Health Care Services - 1.6%
LabOne, Inc. (1)	214,300	6,866,172

Medical & Dental Instruments & Supplies - 4.1%
PSS World Medical, Inc. (1)	570,000	7,133,550
Respironics, Inc. (1)	85,700	4,658,652
Wright Medical Group, Inc. (1)	225,600	6,429,600

		18,221,802

Medical Services - 1.5%
VCA Antech, Inc. (1)	339,100	6,646,360

MATERIALS & PROCESSING - 5.1%
Building Materials - 2.7%
Hughes Supply, Inc.	174,700	5,651,545
Trex Company, Inc. (1)	124,300	6,518,292

		12,169,837

Building: Roofing & Wallboard - 1.3%
ElkCorp	167,300	5,725,006

Plastics - 1.1%
Spartech Corporation	173,700	4,705,533

OTHER ENERGY - 5.3%
Machinery: Oil Well Equipment & Services - 1.3%
W-H Energy Services, Inc. (1)	257,900	5,766,644

Oil: Crude Producers - 4.0%
Brigham Exploration Company (1)	358,900	3,230,100
Magnum Hunter Resources, Inc. (1)	489,300	6,311,970
Pioneer Drilling Company (1)	398,900	4,024,901
Unit Corporation (1)	102,500	3,916,525

		17,483,496

PRODUCER DURABLES - 8.4%
Aerospace - 1.2%
MTC Technologies, Inc. (1)	158,300	5,314,131

Machinery: Industrial/Specialty - 1.8%
Actuant Corporation (1)	69,400	3,619,210
Gardner Denver, Inc. (1)	119,100	4,322,139

		7,941,349

Machinery: Specialty - 1.3%
Applied Films Corporation (1)	271,500	5,853,540

Manufacturing - 1.3%
Rayovac Corporation (1)	192,900	5,895,024

Production Technology Equipment - 2.8%
Axcelis Technologies, Inc. (1)	796,300	6,473,919
Cymer, Inc. (1)	196,300	5,798,702

		12,272,621

TECHNOLOGY - 22.2%
Communications Technology - 5.4%
Avocent Corporation (1)	204,600	8,290,392
Foundry Networks, Inc. (1)	334,400	4,400,704
Inter-Tel Incorporated	155,300	4,252,114
Tekelec (1)	325,900	6,661,396

		23,604,606

Computer Services Software & Systems - 9.8%
Anteon International Corporation (1)	108,200	4,529,252
Ascential Software Corporation (1)	205,700	3,354,967
Borland Software Corporation (1)	386,100	4,509,648
Dendrite International, Inc. (1)	183,300	3,556,020
Macrovision Corporation (1)	178,800	4,598,736
Magma Design Automation, Inc. (1)	410,800	5,159,648
Progress Software Corporation (1)	248,400	5,800,140
Serena Software Inc. (1)	284,700	6,160,908
SS&C Technologies, Inc.	261,700	5,404,105

		43,073,424

Computer Technology - 2.0%
Dot Hill Systems Corp. (1)	554,900	4,350,416
Sierra Wireless, Inc. (1)	265,100	4,686,968

		9,037,384

Electronics - 2.8%
Aeroflex Incorporated (1)	547,500	6,635,700
Semtech Corporation (1)	259,400	5,673,078

		12,308,778

Electronics: Semi-Conductors/Components - 2.2%
DSP Group, Inc. (1)	239,500	5,348,035
SiRF Technology Holdings, Inc. (1)	356,700	4,537,224

		9,885,259

UTILITIES - 1.0%
Utilities: Telecommunications - 1.0%
Alamosa Holdings, Inc. (1)	344,400	4,294,668

Total common stocks (Cost $356,211,659)		418,982,449

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.7%
Repurchase agreement with State Street Bank and Trust Company, 2.00%, dated 12/31/04, due 1/3/05, maturity value $12,082,013, collateralized by $12,326,050 market value Federal National Mortgage Association Note, 3.375%, due 5/15/07 (Cost $12,080,000)	$12,080,000	12,080,000

Total investments - 97.7% (Cost $368,291,659)		431,062,449

Other assets less liabilities - 2.3%		10,225,735

Total net assets - 100.0% (2)		$441,288,184

Notes to Small Cap Fund Schedule of Investments

(1)	Non-income producing security.

(2)	Percentages for the various classifications relate to total net assets.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2004 (Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.3%

AUTOS & TRANSPORTATION - 5.0%
Auto Parts: After Market - 2.1%
Superior Industries International, Inc.	1,032,400	$29,991,220

Auto Parts: Original Equipment - 0.2%
BorgWarner Inc.	39,000	2,112,630

Shipping - 1.5%
Kirby Corporation (1)	481,900	21,386,722

Truckers - 1.2%
Arkansas Best Corporation	62,300	2,796,647
USF Corporation	365,300	13,863,135

		16,659,782

CONSUMER DISCRETIONARY - 29.2%
Advertising Agencies - 2.4%
ADVO, Inc.	956,900	34,113,485

Commercial Information Services - 1.3%
ProQuest Company (1)	622,300	18,482,310

Consumer Electronics - 0.6%
DoubleClick Inc. (1)	171,400	1,333,492
United Online, Inc. (1)	580,000	6,687,400

		8,020,892

Entertainment - 3.2%
Hollywood Entertainment Corporation (1)	1,359,300	17,793,237
Movie Gallery, Inc.	1,407,900	26,848,653

		44,641,890

Household Furnishings - 3.2%
Ethan Allen Interiors Inc.	376,900	15,083,538
Furniture Brands International, Inc.	1,180,400	29,569,020

		44,652,558

Radio & TV Broadcasters - 0.7%
World Wrestling Entertainment, Inc.	820,100	9,947,813

Restaurants - 0.9%
IHOP Corp.	48,300	2,023,287
Papa John’s International, Inc. (1)	303,600	10,455,984

		12,479,271

Retail - 6.3%
1-800 CONTACTS, INC. (1)	439,200	9,662,400
Brown Shoe Company, Inc.	223,900	6,678,937
Payless ShoeSource, Inc. (1)	1,745,600	21,470,880
The Pep Boys–Manny, Moe & Jack	389,400	6,647,058
School Specialty, Inc. (1)	285,800	11,020,448
Zale Corporation (1)	1,108,500	33,110,895

		88,590,618

Services: Commercial - 6.4%
CDI Corp.	537,300	11,487,474
Cross Country Healthcare, Inc. (1)	517,500	9,356,400
FTI Consulting, Inc. (1)	655,400	13,809,278
Jackson Hewitt Tax Service Inc.	92,500	2,335,625
Medical Staffing Network Holdings, Inc. (1)	867,100	7,101,549
Pegasus Solutions, Inc. (1)	332,200	4,185,720
Tetra Tech, Inc. (1)	999,000	16,723,260
Watson Wyatt & Company	880,800	23,737,560

		88,736,866

Textiles: Apparel Manufacturers - 3.3%
Kellwood Company	1,352,050	46,645,725

Wholesale & International Trade - 0.4%
CellStar Corporation (1)(2)	1,331,300	5,924,285

Wholesalers - 0.5%
United Stationers Inc. (1)	134,800	6,227,760

FINANCIAL SERVICES - 13.2%
Diversified Financial Services - 0.3%
Jones Lang LaSalle Incorporated (1)	118,200	4,421,862

Financial Data Processing Services & Systems - 1.2%
Hypercom Corporation (1)	761,400	4,507,488
John H. Harland Company	331,900	11,981,590

		16,489,078

Financial: Miscellaneous - 3.8%
LandAmerica Financial Group, Inc.	224,100	12,085,713
Stewart Information Services Corporation (2)	974,100	40,571,265

		52,656,978

Insurance: Life - 0.2%
Scottish Re Group Limited	82,100	2,126,390

Insurance: Multi-Line - 4.9%
Hilb Rogal and Hobbs Company	1,239,600	44,923,104
Hub International Limited	500,300	9,210,523
PICO Holdings, Inc. (1)(2)	720,000	14,954,400

		69,088,027

Insurance: Property-Casualty - 1.4%
Arch Capital Group Ltd. (1)	258,800	10,015,560
IPC Holdings, Ltd.	234,500	10,203,095

		20,218,655

Investment Management Companies - 0.8%
Capital Southwest Corporation	145,900	11,456,068

Real Estate Investment Trusts (REIT) - 0.6%
Eagle Hospitality Properties Trust, Inc.	661,700	6,815,510
Spirit Finance Corporation (1)	82,100	1,038,565

		7,854,075

HEALTHCARE - 3.3%
Drugs & Pharmaceuticals - 0.5%
Par Pharmaceutical Companies, Inc. (1)	170,200	7,042,876

Medical & Dental Instruments & Supplies - 2.8%
National Dentex Corporation (1)(2)	229,200	6,979,369
SOLA International Inc. (1)	649,700	17,892,738
VIASYS Healthcare Inc. (1)	729,100	13,852,900

		38,725,007

MATERIALS & PROCESSING - 8.5%
Agriculture: Fishing & Ranching - 0.6%
Delta and Pine Land Company	317,500	8,661,400

Building: Cement - 0.7%
Eagle Materials Inc.	80,900	6,985,715
Eagle Materials Inc., Class B	28,100	2,368,830

		9,354,545

Building Materials - 2.4%
LSI Industries Inc.	686,762	7,863,425
Simpson Manufacturing Co., Inc.	761,400	26,572,860

		34,436,285

Building: Miscellaneous - 0.1%
Griffon Corporation (1)	38,900	1,050,300

Chemicals - 1.1%
Albermarle Corporation	337,000	13,045,270
NewMarket Corporation (1)	30,200	600,980
Octel Corp.	85,300	1,775,093

		15,421,343

Construction - 1.9%
EMCOR Group, Inc. (1)	240,600	10,870,308
Washington Group International, Inc. (1)	403,400	16,640,250

		27,510,558

Copper - 0.4%
Mueller Industries, Inc.	159,800	5,145,560

Engineering & Contracting Services - 0.3%
Integrated Electrical Services, Inc. (1)	907,900	4,394,236

Metal Fabricating - 0.5%
Quanex Corporation	101,300	6,946,141

Real Estate - 0.5%
Trammell Crow Company (1)	385,300	6,977,783

OTHER - 0.2%
Multi-Sector Companies - 0.2%
GenCorp Inc. (1)	164,000	3,045,480

OTHER ENERGY - 19.8%

Energy Equipment - 0.2%
Global Power Equipment Group Inc. (1)	346,200	3,406,608

Energy: Miscellaneous - 0.6%
Penn Virginia Corporation	189,000	7,667,730

Machinery: Oil Well Equipment & Services - 1.6%
Core Laboratories N.V. (1)	328,000	7,658,800
Key Energy Services, Inc. (1)	652,800	7,703,040
Superior Energy Services, Inc. (1)	485,700	7,484,637

		22,846,477

Offshore Drilling - 0.4%
Atwood Oceanics, Inc. (1)	97,100	5,058,910

Oil: Crude Producers - 16.9%
Cabot Oil & Gas Corporation	380,150	16,821,637
Cimarex Energy Co. (1)	442,100	16,755,590
Energy Partners, Ltd. (1)	491,700	9,966,759
Forest Oil Corporation (1)	1,138,658	36,118,232
The Meridian Resource Corporation (1)	1,278,000	7,731,900
Pioneer Natural Resources Company	445,361	15,632,171
Plains Exploration & Production Company (1)	1,557,893	40,505,218
Range Resources Corporation	930,800	19,044,168
Remington Oil and Gas Corporation (1)	204,000	5,559,000
St. Mary Land & Exploration Company	622,100	25,966,454
Spinnaker Exploration Company (1)	203,100	7,122,717
Stone Energy Corporation (1)	790,100	35,625,609

		236,849,455

Utilities: Gas Pipelines - 0.1%
TransMontaigne Inc. (1)	214,100	1,312,433

PRODUCER DURABLES - 3.5%
Electrical Equipment & Components - 2.0%
General Cable Corporation (1)	1,084,800	15,024,480
The Genlyte Group Incorporated (1)	123,100	10,547,208
MKS Instruments, Inc. (1)	170,300	3,159,065

		28,730,753

Pollution Control and Environmental Services - 0.2%
Ionics, Incorporated (1)	63,400	2,747,756

Power Transmission Equipment - 0.5%
Regal-Beloit Corporation	228,000	6,520,800

Telecommunications Equipment - 0.8%
Superior Essex Inc. (1)	567,900	10,673,681

TECHNOLOGY - 4.9%
Communications Technology - 0.4%
Black Box Corporation	111,400	5,349,428

Computer Services Software & Systems - 2.7%
BearingPoint, Inc. (1)	1,547,000	12,422,410
Gartner, Inc. (1)	834,700	10,400,362
Lawson Software, Inc. (1)	658,200	4,521,834
webMethods, Inc. (1)	1,359,300	9,800,553

		37,145,159

Computer Technology - 1.3%
Advanced Digital Information Corporation (1)	1,156,100	11,584,122
Imation Corp.	226,400	7,206,312

		18,790,434

Scientific Equipment & Suppliers - 0.5%
Newport Corporation (1)	527,400	7,436,340

UTILITIES - 4.7%
Utilities: Electrical - 3.3%
Black Hills Corporation	470,100	14,422,668
El Paso Electric Company (1)	591,300	11,199,222
PNM Resources, Inc.	817,950	20,685,955

		46,307,845

Utilities: Gas Distributors - 0.4%
SEMCO Energy, Inc.	1,066,840	5,696,926

Utilities: Telecommunications - 1.0%
Boston Communications Group, Inc. (1)	557,600	5,152,224
IDT Corporation, Class B (1)	342,300	5,298,804
IDT Corporation, Class C (1)	225,400	3,308,872

		13,759,900

Total common stocks (Cost $961,851,579)		1,291,937,109
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.8%
Repurchase agreement with State Street Bank and Trust Company, 2.00%, dated 12/31/04, due 1/03/05, maturity value $109,582,261, collateralized by $111,757,525 market value Federal National Mortgage Association Note, 3.375% due 5/15/07 (Cost $109,564,000)	$109,564,000	109,564,000

Total investments - 100.1% (Cost $1,071,415,579)		1,401,501,109
Other assets less liabilities - (0.1%)		(1,461,169)

Total net assets - 100.0% (3)		$1,400,039,940

Notes to Small Cap Value Fund Schedule of Investments

(1)	Non-income producing security.

(2)	Affiliated company as defined by the Investment Company Act of 1940. See Note (E) in Notes to Form N-Q below.

(3)	Percentage for the various classifications relate to total net assets.

Notes to Form N-Q

(A)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of seven open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name

Artisan International Fund (“International Fund”)

Artisan International Small Cap Fund (“International Small Cap Fund”)

Artisan International Value Fund (“International Value Fund”)

Artisan Mid Cap Fund (“Mid Cap Fund”)

Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)

Artisan Small Cap Fund (“Small Cap Fund”)

Artisan Small Cap Value Fund (“Small Cap Value Fund”)

(B)	Security Valuation:

Securities were valued as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m., Central time, but sometimes earlier). Each equity security traded on a securities exchange, including the Nasdaq Stock Market, was valued at the closing price as of the time of valuation on the exchange or market on which the security was principally traded (the “principal exchange”). The closing price provided by each exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using the most recent bid quotation on the principal exchange, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments maturing within sixty days of the valuation date were valued at amortized cost, which approximates market.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ Board of Directors (the “Board of Directors”). A price was considered not to be readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

International Fund, International Small Cap Fund and International Value Fund generally invest a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds has the ability to invest in securities principally traded outside the U.S., but did not do so during the three months ended December 31, 2004. The foreign markets in which the Funds may invest are sometimes open on days when the NYSE is not open and the Funds do not calculate their net asset values ("NAV"), and sometimes are not open on days when the Funds do calculate their NAVs. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing times of foreign markets in North and South America are generally the same as the closing time of the NYSE and the time as of which the Funds calculate their NAVs.

The valuation committee concluded that a price determined under Artisan Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government) or a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide). Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non U.S. securities.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the applicable Fund or to the information presented.

(C)	Portfolio Transactions:

Security transactions are recorded on trade date. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the three months ended December 31, 2004 were as follows:

Fund	Security Purchases	Security Sales
International Fund	$2,040,162,549	$2,027,842,190
International Small Cap Fund	100,387,997	75,618,767
International Value Fund	192,520,405	15,075,715
Mid Cap Fund	1,185,197,791	963,681,698
Mid Cap Value Fund	388,457,269	53,870,984
Small Cap Fund	212,778,265	66,146,967
Small Cap Value Fund	225,172,868	183,966,637

(D)	Information for Federal income tax purposes:

Fund	Federal Tax Cost of Investments	Gross Unrealized Appreciation of Investments	Gross Unrealized Depreciation of investments	Net Unrealized Appreciation (Depreciation)
International Fund	$8,763,105,252	$2,528,260,621	$(58,236,047)	$2,470,024,574
International Small Cap Fund	437,509,069	186,143,900	(3,866,676)	182,277,224
International Value Fund	424,062,762	58,788,071	—	58,788,071
Mid Cap Fund	4,772,305,076	1,253,405,890	(43,322,447)	1,210,083,443
Mid Cap Value Fund	645,331,714	81,971,708	(2,225,243)	79,746,465
Small Cap Fund	370,801,522	63,474,210	(3,213,283)	60,260,927
Small Cap Value Fund	1,072,732,418	340,188,091	(11,419,400)	328,768,691

The difference between cost amounts for financial reporting and tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sales).

(E)	Transactions in securities of affiliates:

If one or more of the Artisan Funds owns in the aggregate, 5% or more of the outstanding voting securities of a portfolio company, that company is deemed to be an affiliate of the Funds under the Investment Company Act of 1940. During the three months ended December 31, 2004, the Funds held securities of affiliates or purchased and sold securities of affiliates in open market transactions and received dividends from affiliates as summarized below:

Security	9/30/2004	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income	12/31/2004
	Share Balance					Share Balance	Value
International Fund
Clariant AG	13,411,333	$—	$26,606,163	$(11,090,835)	$—	12,264,533	$197,919,427

International Small Cap Fund
Fine Tec Corporation	1,201,124	—	—	—	—	1,201,124	6,068,275

International Value Fund
Clariant AG	529,280	6,777,927	—	—	—	974,480	15,725,713

Small Cap Value Fund
CellStar Corporation*	1,194,400	573,394	58,306	(22,871)	—	1,331,300	5,924,285
National Dentex Corporation*	229,200	—	—	—	—	229,200	6,979,369
PICO Holdings, Inc.*	703,100	322,844	—	—	—	720,000	14,954,400
Stewart Information Services Corporation**	1,005,300	—	1,258,836	60,739	448,086	974,100	40,571,265

*	Non-income producing security.

**	Issuer was no longer an affiliate as of December 31, 2004.

(F)	Repurchase Agreements

Repurchase agreements are recorded at cost plus accrued interest and are collateralized in an amount greater than or equal to the repurchase price plus accrued interest. If the proceeds from any sale of such collateral upon a default on the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler Principal Executive Officer
Date:	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler Principal Executive Officer
Date:	February 25, 2005

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky Principal Financial Officer
Date:	February 25, 2005